Schedule of estimated future amortization expense (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025		$ 1,540,557
2026		1,540,557
2027		305,003
2028
Thereafter
Intangible assets, net	$ 3,000,978	$ 3,386,117	$ 9,191,713